Cover	Jul. 31, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002100220
Document Type	S-6
Entity Registrant Name	MORGAN STANLEY PORTFOLIOS, SERIES 90
Document Period End Date	Jul. 31, 2026
Quality Dividend Strategy Series Twenty One [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Trust will seek to meet its objective by investing in common stocks of companies and real estate investment trusts that Morgan Stanley Wealth Management Global Investment Office ("MSWM GIO") believes have high dividend yields, as well as certain fundamental valuation, quality, growth and price characteristics, as of July 23, 2026 (the "Selection Date"). As of the Initial Date of Deposit, at least 80% of the Trust's net assets consist of dividend-paying common stocks identified as having quality-oriented fundamental characteristics.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The selection methodology is designed to identify dividend-paying common stocks that exhibit "quality-oriented" characteristics, based on a combination of the factors listed below, including return on equity, earnings stability, valuation, and growth metrics.• dividend yield, which is the indicated dividend yield for each common stock;

•  dividend growth, which is the three-year annualized growth rate of a common stock's dividend levels;

•  estimated excess return, which is the estimated market-relative forward 12-month total return based on MSWM GIO's proprietary Tactical Equity Framework, which is a separate factor-based tool that seeks to identify common stocks that may outperform using factors such as growth, momentum, quality and value;

•  free cash flow yield, which is the ratio of free cash flow to price over the last 12 months;

•  estimated long-term growth, which is the median long-term earnings growth forecast for each common stock;

•  estimated near-term value, which is estimated by the Tactical Equity Framework based on financial metrics related to a common stock's value, including price/trailing earnings, price/forward earnings and Enterprise Value/EBITDA*;

•  quality, which is estimated by the Tactical Equity Framework based on financial metrics related to quality, including stability in earnings revisions, stability in return on equity and changes to net current accruals; and

• return on equity, which is the trailing year of reported earnings to common equity divided by the average of the most recent reported shareholders' equity and the reported shareholders' equity from the prior year.
Growth At A Reasonable Price Strategy Series Seventeen [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Trust will seek to meet its objective by investing in common stocks of companies and real estate investment trusts that Morgan Stanley Wealth Management Global Investment Office ("MSWM GIO") believes to be "Growth at a Reasonable Price" ("GARP") stocks due to having certain fundamental growth, quality and valuation (price-related) characteristics, as of July 23, 2026 (the "Selection Date"). A GARP investment strategy typically emphasizes investment in common stocks characterized by consistent earnings and sales growth, favorable valuation metrics, and solid financial strength and profitability. As of the Initial Date of Deposit, at least 80% of the Trust's net assets consist of common stocks bearing all of the foregoing GARP characteristics
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	To make its selections, MSWM GIO utilized a proprietary scoring system, which includes the various bulleted factors listed immediately below, that seeks to provide a quantitative methodology to identify common stocks with strong fundamental characteristics, centering on attractive earnings growth and favorable valuation metrics.• dividend growth, which is the three-year annualized growth rate of a common stock's dividend levels;

•  estimated excess return, which is the estimated market-relative forward 12-month total return based on MSWM GIO's proprietary Tactical Equity Framework, which is a separate factor-based tool that seeks to identify common stocks that may outperform using factors such as growth, momentum, quality and value;

•  free cash flow yield, which is the ratio of free cash flow to price over the last 12 months;

•  estimated long-term growth, which is the median long-term earnings growth forecast for each common stock;

•  estimated near-term value, which is estimated by the Tactical Equity Framework based on financial metrics related to a common stock's value, including price/trailing earnings, price/forward earnings and Enterprise Value/EBITDA*;

•  quality, which is estimated by the Tactical Equity Framework based on financial metrics related to quality, including stability in earnings revisions, stability in return on equity and changes to net current accruals; and

• return on equity, which is the trailing year of reported earnings to common equity divided by the average of the most recent reported shareholders' equity and the reported shareholders' equity from the prior year.